BUSINESS SEGMENTS (Schedule of Segment Reporting by Product Line) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Product sales	$ 46,269,729	$ 43,658,828	$ 42,638,117
Cost of sales	(37,746,668)	(34,704,648)	(32,609,334)
Gross Profit	8,523,061	8,954,180	10,028,783
Selling and distribution expenses	(535,065)	(684,862)	(882,547)
Administrative and other expenses	(2,441,561)	(3,203,207)	(2,996,579)
Operating income/(loss)	5,546,435	5,066,111	6,149,657
Other income	269,765	405,407	446,823
Interest expenses	(1,278,301)	(1,271,295)	(966,800)
Income/(loss) before income taxes	4,537,899	4,200,223	5,629,680
Income tax expense	(908,268)	(726,206)	(1,140,923)
Net income/(loss)	3,629,631	3,474,017	4,488,757
Total assets	77,660,057	75,024,496	63,345,378
Bimetallic Composite Wire Products [Member]
Segment Reporting Information [Line Items]
Product sales	45,187,612	42,088,878	40,753,851
Cost of sales	(37,052,929)	(34,064,662)	(31,718,549)
Gross Profit	8,134,683	8,024,216	9,035,302
Selling and distribution expenses	(425,012)	(567,504)	(579,079)
Administrative and other expenses	(1,533,796)	(2,281,505)	(2,043,276)
Operating income/(loss)	6,175,875	5,175,207	6,412,947
Other income	250,918	241,273	393,585
Interest expenses	(1,014,244)	(1,154,916)	(875,612)
Income/(loss) before income taxes	5,412,549	4,261,564	5,930,920
Income tax expense	(890,957)	(721,560)	(1,072,553)
Net income/(loss)	4,521,592	3,540,004	4,858,367
Total assets	66,525,740	61,711,298	53,832,719
Wiring Equipment [Member]
Segment Reporting Information [Line Items]
Product sales	1,082,117	1,569,950	1,884,266
Cost of sales	(693,739)	(639,986)	(890,784)
Gross Profit	388,378	929,964	993,482
Selling and distribution expenses	(110,053)	(117,358)	(303,131)
Administrative and other expenses	(882,149)	(870,022)	(789,816)
Operating income/(loss)	(603,824)	(57,416)	(99,465)
Other income	18,815	162,943	52,669
Interest expenses	(263,607)	(116,374)	(74,274)
Income/(loss) before income taxes	(848,616)	(10,847)	(121,070)
Income tax expense	(17,311)	(4,646)	(68,370)
Net income/(loss)	(865,927)	(15,493)	(189,440)
Total assets	$ 11,080,097	$ 13,254,548	$ 9,372,561
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Product sales
Cost of sales
Gross Profit
Selling and distribution expenses			$ (338)
Administrative and other expenses	$ (25,616)	$ (51,680)	(163,487)
Operating income/(loss)	(25,616)	(51,680)	(163,825)
Other income	32	1,191	569
Interest expenses	(450)	(5)	(16,914)
Income/(loss) before income taxes	$ (26,034)	$ (50,494)	$ (180,170)
Income tax expense
Net income/(loss)	$ (26,034)	$ (50,494)	$ (180,170)
Total assets	$ 54,220	$ 58,650	$ 140,098